Significant Risks and Uncertainties Including Business and Credit Concentrations - Schedule of Revenues and Percentage of Combined Revenues for Customers (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue, Major Customer [Line Items]
Revenues	$ 219,203	$ 173,671	$ 155,024
KNOT [Member]
Revenue, Major Customer [Line Items]
Revenues			16,231
Fronape International Company, a Subsidiary of Petrobras Transporte S.A. [Member]
Revenue, Major Customer [Line Items]
Revenues	45,115	45,236	40,618
Eni Trading and Shipping S.p.A. [Member]
Revenue, Major Customer [Line Items]
Revenues	46,441	47,001	46,806
Statoil ASA [Member]
Revenue, Major Customer [Line Items]
Revenues	23,189	21,760	23,203
Repsol Sinopec Brasil, S.A., a Subsidiary of Repsol Sinopec Brasil, B.V. [Member]
Revenue, Major Customer [Line Items]
Revenues	28,129	20,904	19,789
Brazil Shipping I Limited, a Subsidiary of Royal Dutch Shell [Member]
Revenue, Major Customer [Line Items]
Revenues	51,259	20,496	4,466
Standard Marine Tonsberg, a Subsidiary of ExxonMobil [Member]
Revenue, Major Customer [Line Items]
Revenues	17,634	$ 17,482	$ 3,637
Subsidiary seven [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 734
Customer Concentration Risk [Member] | Subsidiary seven [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	1.00%
Customer Concentration Risk [Member] | Revenues [Member] | KNOT [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers			11.00%
Customer Concentration Risk [Member] | Revenues [Member] | Fronape International Company, a Subsidiary of Petrobras Transporte S.A. [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	21.00%	26.00%	26.00%
Customer Concentration Risk [Member] | Revenues [Member] | Eni Trading and Shipping S.p.A. [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	22.00%	27.00%	30.00%
Customer Concentration Risk [Member] | Revenues [Member] | Statoil ASA [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	11.00%	13.00%	15.00%
Customer Concentration Risk [Member] | Revenues [Member] | Repsol Sinopec Brasil, S.A., a Subsidiary of Repsol Sinopec Brasil, B.V. [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	13.00%	12.00%	13.00%
Customer Concentration Risk [Member] | Revenues [Member] | Brazil Shipping I Limited, a Subsidiary of Royal Dutch Shell [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	24.00%	12.00%	3.00%
Customer Concentration Risk [Member] | Revenues [Member] | Standard Marine Tonsberg, a Subsidiary of ExxonMobil [Member]
Revenue, Major Customer [Line Items]
Percentage of combined revenues for customers	8.00%	10.00%	2.00%